Equity - Distribution of Profit - Proposed Distribution of Profit (Details) - EUR (€) € / shares in Units, € in Millions		7 Months Ended	12 Months Ended
	Aug. 13, 2025	Jul. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity
Voluntary reserve			€ 31	€ (83)
Dividends			161
Results of the Parent			192	€ (83)
Profit for the year		€ 177	192
Dividends paid, ordinary shares per share	€ 0.15
Dividends paid	€ 102		158
Class A, Ordinary shares
Equity
Dividends			158
Class B, Preference shares
Equity
Dividends			€ 3